Mezzanine Equity and Stockholders' Deficit - Preferred Stock-Dividends (Details) - Adagio Medical Inc - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Mezzanine Equity and Stockholders' Deficit
Preferred stock dividends (in percent)	8.00%	8.00%
Preferred stock, dividends declared	$ 0.00	$ 0.00	$ 0
Common stock, dividends declared	0	0	$ 0
Series A Preferred Stock Class
Mezzanine Equity and Stockholders' Deficit
Original issue price	9.23	9.23
Series B Preferred Stock Class
Mezzanine Equity and Stockholders' Deficit
Original issue price	13.04	13.04
Series C Preferred Stock Class
Mezzanine Equity and Stockholders' Deficit
Original issue price	16.30	16.30
Series D Preferred Stock Class
Mezzanine Equity and Stockholders' Deficit
Original issue price	20.16	20.16
Series E Preferred Stock Class
Mezzanine Equity and Stockholders' Deficit
Original issue price	$ 22.61	$ 22.61